Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
IfrsStatementLineItems [Line Items]
Rent expense	$ 60,500	$ 65,000	$ 50,000
Accounts payable and accrued liabilities	63,000	5,500	45,000
Employee/director fees	22,000	48,000	14,000
Due to employee/ directors	0	14,000	14,000
Chief Strategy Officer [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	6,000	25,054	4,362
Marketing and promotion services	183,674	239,568	89,504
Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	90,000	218,690
Due to employee/ directors	0	90,000	90,000
Individuals [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ 8,000	$ 12,000	$ 14,000